Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, NW, Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Peter M. Hong, Esq.
202.419.8429
phong@stradley.com
1933 Act Rule 497(j)
1933 Act File No. 333-40455
1940 Act File No. 811-08495
November 27, 2017

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Nationwide Mutual Funds (the "Registrant")
File Nos. 333-40455 and 811-08495
Rule 497(j) filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), this letter serves as certification that the form of Prospectus and Statement of Additional Information for the Nationwide Loomis All Cap Growth Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 225/226 to the Registration Statement of the Registrant, which was filed electronically on November 22, 2017 pursuant to Rule 485(b) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/Peter M. Hong
Peter M. Hong, Esq.